Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥)		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets:
Lease liabilities	[1]	¥ 191,873,000,000
Allowance for loan losses		165,665,000,000		¥ 122,585,000,000
Premises and equipment		77,513,000,000		73,944,000,000
Available-for-sale securities		5,532,000,000
Derivative financial instruments		4,647,000,000		48,487,000,000
Investments		3,563,000,000
Net operating loss carryforwards	[2]	163,264,000,000		167,755,000,000
Other		203,004,000,000		216,568,000,000
Deferred Tax Assets, Gross, Total		815,061,000,000		629,339,000,000
Valuation allowance		(165,278,000,000)	[2]	(158,581,000,000)	[2]	¥ (163,358,000,000)	¥ (438,344,000,000)
Deferred tax assets, net of valuation allowance		649,783,000,000		470,758,000,000
Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities		202,930,000,000		247,694,000,000
ROU assets	[1]	188,591,000,000
Investments				198,495,000,000
Available-for-salesecurities				12,426,000,000
Trading securities		58,266,000,000		9,158,000,000
Other		89,157,000,000		61,330,000,000
Deferred tax liabilities		538,944,000,000		529,103,000,000
Net deferred tax assets (liabilities)		¥ 110,839,000,000		¥ (58,345,000,000)

[1]	ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.
[2]	The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.